TANGIBLE ASSETS - Investment properties - Summary (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Investment properties, cost	$ 631,262	$ 605,269
Investment properties, accumulated adjustments to fair value	221,673	203,287
Investment properties	852,935	808,556
Land
Disclosure of detailed information about property, plant and equipment [line items]
Investment properties, cost	354,066	363,220
Investment properties, accumulated adjustments to fair value	155,224	135,899
Investment properties	509,290	499,119
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Investment properties, cost	277,196	242,049
Investment properties, accumulated adjustments to fair value	66,449	67,388
Investment properties	$ 343,645	$ 309,437